Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flow from operating activities
Net loss for the year		$ (10,622)	$ (9,103)	$ (17,485)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		50	9	4
Capital loss		0	0	10
Non-cash financial expenses due to convertible notes modification		0	0	2,878
Amortization of discount/premium on marketable securities		92	0	0
Loss from realization of marketable securities		50	0	0
Stock-based compensation expense		970	601	10,851
Changes in operating assets and liabilities:
Increase in other accounts receivable		(214)	(149)	(2)
Increase (decrease) in trade payables		1,384	(480)	954
Increase (decrease) in other accounts payable		39	(91)	228
Increase (decrease) in related party		(223)	(28)	38
Net cash used in operating activities		(8,474)	(9,241)	(2,524)
Cash flow from investing activities
Purchase of property and equipment		(159)	(770)	(13)
Proceeds from sale of property and equipment		0	0	16
Investment in securities, available for sale		(26,541)	(2,246)	0
Proceeds from securities, available for sale		9,594	0	0
Disposal of (Investment in) short-term deposit		6,000	(6,000)	0
Net cash provided by (used in) investing activities		(11,106)	(9,016)	3
Cash flow from financing activities
Repayments of short-term loan from bank		0	0	(20)
Receipt of convertible notes		0	0	1,840
Issuance of ordinary shares		0	2,000	120
Issuance of ordinary shares upon IPO, net	[1]	0	39,856	0
Net cash provided by financing activities		0	41,856	1,940
Increase (decrease) in cash and cash equivalents		(19,580)	23,599	(581)
Cash and cash equivalents at the beginning of the year		23,736	137	718
Cash and cash equivalents at the end of the year		4,156	23,736	137
Supplemental disclosure of cash flow information:
Cash received from interest		473	0	0
Convertible Debt [Member]
Non cash activity:
Conversion of convertible debt into ordinary shares		0	0	6,542
Capital Note [Member]
Non cash activity:
Conversion of convertible debt into ordinary shares		$ 0	$ 0	$ 3,724

[1]	Net of offering costs in the amount of $4,204.